Cover	6 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 9
Entity Registrant Name	ZHONG YUAN BIO-TECHNOLOGY HOLDINGS LIMITED
Entity Central Index Key	0001672886
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 901
Entity Address, Address Line Two	Tesbury Centre
Entity Address, Address Line Three	28 Queen’s Road East
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2919-8916
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18thFloor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.